Reconciliation of Tax Computed By Applying Respective Statutory Income Tax Rate to Effective Income Tax Rate (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Expected taxation at PRC EIT statutory rate	$ 503,205	3,046,254	2,991,359	1,952,295
Effect of differing tax rates in different jurisdictions	51,694	312,938	138,931	43,260
Permanent differences - non-taxable income	(11,509)	(69,673)	(58,157)	(2,804)
Permanent differences - non-deductible expenses	27,872	168,735	58,201	9,989
Tax incentives relating to research and development expenditures	(52,638)	(318,652)	(154,977)	(105,966)
Effect of tax holidays inside PRC	(352,054)	(2,131,233)	(1,489,331)	(715,897)
Over-accrued EIT for previous years	(5,448)	(32,982)	(15,084)	(66,960)
Withholding tax on PRC subsidiaries' undistributed earnings	92,546	560,243	0	0
Addition to valuation allowance	48,450	293,300	103,217	74,944
Taxation for the year	$ 302,118	1,828,930	1,574,159	1,188,861
Effective tax rate	15.01%	15.01%	13.16%	15.22%
Effect of tax holidays inside PRC on basic earnings per Class A and Class B ordinary share	$ 10.06	60.92	42.63	20.52